FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

28.  FAIR VALUE MEASUREMENTS

The Group adopted ASC Topic 820, “Fair Value Measurements and Disclosures”, which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1-Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2-Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3-Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Management of the Group is responsible for determining the fair value of equity issued, assets acquired, liabilities assumed and intangibles identified as of the acquisition date and considered a number of factors including valuations from independent appraiser.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates. The following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that are measured and reported at fair value on a recurring basis:

At December 31, 2012 and 2013 information about inputs into the fair value measurements of the assets and liabilities that the Group makes on a recurring basis was as follows:

		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2012
Assets:
IRCF	181	—	—	181

As of December 31, 2013
Assets:
IRCF	175	—	—	175

The Group’s property and equipment, other non-current assets, goodwill and intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value using income approach only when impairment is recognized. Such assets are listed below at their carrying values as of December 31, 2012. There were no such assets as of December 31, 2013 because no impairment was recognized during the year then ended.

		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2012
Property and equipment& other non-current assets	1,672	—	—	1,672
Intangible assets	174,944	—	—	174,944
Goodwill	749,755	—	—	749,755

The following table presents the quantitative information about the Group’s Level 3 fair value measurements of property and equipment, other non-current assets and intangible assets as of December 31, 2012, which utilize significant unobservable internally-developed inputs:

	Fair value as at September 30, 2012	Valuation techniques	Unobservable inputs	Range
Property and equipment & other non-current assets	1,672	Discounted cash flow	Projection years Discount rate Terminal growth rate	16~24 17% 3%

Intangible assets	174,944	Relief-from-royalty method	Royalty rate Discount rate Terminal growth rate	1%~8% 17%~22% 3%

During the year ended December 31, 2012, the Company recognized a goodwill impairment of RMB 478,710. Please see Note 10.